INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure Of Income Tax [Abstract]
Schedule of income taxes
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Income before taxes	(118,013)	(160,243)	(141,539)
Issue expenses not included in earnings	(15,500)	(3,605)	(14,706)
Non-taxable revenues	-	(1)	0
Non-deductible expenses	1,351	6,087	607
Taxable income	(132,162)	(157,762)	(155,638)
Income tax according to current tax rates in Sweden	29,076	34,708	34,240
Taxable deficits for which no deferred tax asset is recognized	(29,076)	(34,708)	(34,240)
Tax expense	0	0	0